Earnings per share (EPS) - income data used in the basic and diluted EPS calculations for loss from discontinued operations attributable to owners (Details) - EUR (€)
€ / shares in Units, € in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Loss for the year from discontinued operations	€ (751)
Class A shares
Earnings per share
Loss for the year from discontinued operations	€ (524)
Basic EPS from discontinued operations	€ 0.00
Diluted EPS from discontinued operations	€ 0.00
Class B shares
Earnings per share
Loss for the year from discontinued operations	€ (227)
Basic EPS from discontinued operations	€ 0.00
Diluted EPS from discontinued operations	€ 0.00	€ 0.00	€ 0.00